Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–62.45%
Advertising–0.04%
Omnicom Group, Inc., 4.20%, 03/02/2029	$846,000	$835,892
Aerospace & Defense–1.03%
Boeing Co. (The),
6.26%, 05/01/2027	411,000	417,652
6.30%, 05/01/2029	555,000	580,711
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	3,846,000	3,816,184
4.00%, 03/16/2029(b)(c)	954,000	943,071
4.30%, 03/16/2031(b)	438,000	431,623
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	1,086,000	1,074,548
3.90%, 04/15/2029	214,000	210,725
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,602,000	1,615,289
Lockheed Martin Corp., 4.15%, 08/15/2028	862,000	860,866
RTX Corp.,
5.75%, 11/08/2026	1,887,000	1,898,199
5.75%, 01/15/2029	320,000	330,827
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	885,881
6.38%, 03/01/2029(b)	8,056,000	8,224,250
		21,289,826
Agricultural & Farm Machinery–0.46%
AGCO Corp., 5.45%, 03/21/2027	761,000	767,442
CNH Industrial Capital LLC, 4.75%, 03/21/2028	383,000	384,464
Imperial Brands Finance PLC (United Kingdom), 4.50%, 06/30/2028(b)	2,017,000	2,015,872
John Deere Capital Corp.,
5.15%, 09/08/2026	447,000	448,532
4.90%, 03/03/2028	206,000	208,413
Series I, 4.13%, 01/18/2029(c)	4,879,000	4,864,170
3.90%, 03/09/2029	611,000	604,754
4.20%, 03/10/2031	357,000	352,783
		9,646,430
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,272,000	1,191,439
Apparel, Accessories & Luxury Goods–0.00%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	108,000	106,812
Application Software–0.95%
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	454,000	456,129
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	170,000	174,348
Principal Amount		Value
Application Software–(continued)
Roper Technologies, Inc.,
4.25%, 09/15/2028	$572,000	$568,531
4.45%, 09/15/2030(c)	139,000	137,008
Salesforce, Inc., 4.65%, 03/15/2029	17,643,000	17,681,356
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	737,000	737,393
		19,754,765
Asset Management & Custody Banks–0.63%
Ares Strategic Income Fund, 4.85%, 01/15/2029(b)	5,812,000	5,664,322
Bank of New York Mellon Corp. (The),
4.32% (SOFR + 0.68%), 06/09/2028(d)	1,618,000	1,619,442
4.44%, 06/09/2028(e)	899,000	900,974
4.03%, 01/22/2030(e)	4,393,000	4,343,985
Citadel L.P., 6.00%, 01/23/2030(b)	125,000	128,644
Northern Trust Corp., 4.15%, 11/19/2030	81,000	80,108
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	284,000	280,598
		13,018,073
Automobile Manufacturers–2.97%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	5,450,000	5,450,413
American Honda Finance Corp.,
Series A, 4.55%, 04/10/2028	1,164,000	1,164,065
4.90%, 04/10/2031(c)	875,000	873,109
4.15%, 01/08/2029	2,131,000	2,109,367
Daimler Truck Finance North America LLC (Germany),
4.30%, 08/12/2027(b)	1,703,000	1,701,406
4.95%, 01/13/2028(b)	794,000	800,289
4.15%, 01/12/2029(b)(c)	2,379,000	2,352,429
Ford Motor Credit Co. LLC,
5.85%, 05/17/2027	3,812,000	3,848,482
5.92%, 03/20/2028	1,671,000	1,696,711
6.80%, 11/07/2028	1,798,000	1,864,218
4.97%, 04/06/2029	1,746,000	1,735,163
5.42%, 04/09/2031(c)	887,000	884,504
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	1,028,000	1,023,630
Hyundai Capital America,
5.30%, 03/19/2027(b)	1,382,000	1,392,606
4.88%, 06/23/2027(b)(c)	2,686,000	2,698,174
5.00%, 01/07/2028(b)	3,632,000	3,655,173
5.60%, 03/30/2028(b)	399,000	405,616
4.60%, 04/06/2028(b)	3,062,000	3,060,870
4.25%, 09/18/2028(b)	1,081,000	1,072,236
4.25%, 01/08/2029(b)	3,038,000	3,005,064
4.75%, 04/06/2029(b)(c)	2,146,000	2,149,746
5.30%, 01/08/2030(b)	719,000	731,015
4.50%, 09/18/2030(b)	744,000	733,374
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	$2,243,000	$2,266,695
Mercedes-Benz Finance North America LLC (Germany), 4.13%, 03/10/2028(b)	2,168,000	2,156,381
PACCAR Financial Corp.,
4.25%, 06/23/2027	3,388,000	3,398,382
Series R, 3.90%, 02/05/2029	1,048,000	1,041,987
Toyota Motor Credit Corp.,
4.55%, 08/07/2026(c)	2,146,000	2,148,439
Series B, 4.05%, 03/13/2029	1,259,000	1,249,044
4.55%, 05/14/2031	3,033,000	3,024,133
Volkswagen Group of America Finance LLC (Germany), 4.90%, 08/14/2026(b)	1,954,000	1,955,621
		61,648,342
Automotive Parts & Equipment–1.37%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	1,619,000	1,617,232
4.34% (SOFR + 0.71%), 08/11/2027(b)(d)	4,463,000	4,475,321
4.30%, 03/17/2028(b)(c)	7,518,000	7,507,984
4.40%, 03/19/2029(b)(c)	4,033,000	4,025,392
4.65%, 03/19/2031(b)(c)	2,649,000	2,633,600
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	373,000	385,790
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	207,000	209,467
4.50%, 10/30/2029(b)	2,639,000	2,629,127
4.70%, 04/30/2031(b)	2,641,000	2,633,601
Mobility Global, Inc., 5.05%, 06/15/2029(b)	2,226,000	2,237,025
		28,354,539
Automotive Retail–0.53%
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	6,000,000	5,972,891
5.50%, 10/01/2030(b)	3,874,000	3,843,260
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	1,193,000	1,200,107
		11,016,258
Biotechnology–0.06%
AbbVie, Inc., 4.80%, 03/15/2027	1,174,000	1,181,027
Brewers–0.06%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	1,305,000	1,305,013
Building Products–0.10%
CRH America Finance, Inc., 4.40%, 02/09/2031(c)	337,000	332,751
Lennox International, Inc., 5.50%, 09/15/2028	683,000	697,553
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	992,000	978,507
		2,008,811
Principal Amount		Value
Cargo Ground Transportation–0.35%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	$1,381,000	$1,363,804
4.65%, 03/15/2031(b)(c)	328,000	323,242
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	491,000	493,163
6.05%, 08/01/2028(b)	561,000	576,740
5.25%, 02/01/2030(b)	2,764,000	2,801,919
4.55%, 01/15/2031(b)	215,000	212,562
Ryder System, Inc.,
5.30%, 03/15/2027	1,185,000	1,192,521
4.90%, 12/01/2029	329,000	332,316
		7,296,267
Casinos & Gaming–0.11%
Las Vegas Sands Corp., 5.30%, 05/15/2031	890,000	890,837
Station Casinos LLC, 4.50%, 02/15/2028(b)	1,500,000	1,479,588
		2,370,425
Commercial & Residential Mortgage Finance–0.24%
Aviation Capital Group LLC, 4.25%, 04/30/2029(b)	401,000	394,818
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(b)(e)	1,756,000	1,770,295
4.35%, 09/30/2030(b)	1,507,000	1,485,117
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	1,310,000	1,330,734
		4,980,964
Computer & Electronics Retail–0.24%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	2,449,000	2,430,850
Leidos, Inc., 4.10%, 03/15/2029	2,672,000	2,638,174
		5,069,024
Construction Machinery & Heavy Transportation Equipment– 0.68%
Caterpillar Financial Services Corp.,
4.03% (SOFR + 0.40%), 01/10/2028(d)	2,395,000	2,396,192
3.95%, 11/14/2028	989,000	982,774
3.75%, 02/23/2029	3,185,000	3,143,402
4.13% (SOFR + 0.49%), 02/23/2029(d)	4,547,000	4,552,778
Cummins, Inc., 4.25%, 05/09/2028	903,000	903,499
Komatsu Finance America, Inc., 5.65%, 10/06/2027(b)(c)	1,847,000	1,874,600
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	250,000	252,562
		14,105,807
Construction Materials–0.06%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	1,266,000	1,266,718
Consumer Electronics–0.79%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	14,910,304
5.63%, 04/24/2029(b)	1,284,000	1,317,396
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Consumer Electronics–(continued)
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	$213,000	$211,780
		16,439,480
Consumer Finance–0.74%
American Express Co.,
4.73%, 04/25/2029(e)	2,551,000	2,564,323
4.89% (SOFR + 1.26%), 04/25/2029(d)	827,000	835,104
4.35%, 07/20/2029(e)	1,526,000	1,521,468
4.45% (SOFR + 0.81%), 07/20/2029(d)	2,624,000	2,631,696
4.44%, 05/03/2030(c)(e)	3,452,000	3,440,230
Capital One Financial Corp., 7.15%, 10/29/2027(e)	813,000	821,643
General Motors Financial Co., Inc., 4.20%, 10/27/2028	2,085,000	2,069,754
SLM Corp., 6.50%, 01/31/2030	1,302,000	1,319,672
Synchrony Financial, 5.02%, 07/29/2029(c)(e)	215,000	215,319
		15,419,209
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.80%, 05/01/2030	52,000	52,350
Distributors–0.09%
Genuine Parts Co.,
6.50%, 11/01/2028	921,000	953,940
4.95%, 08/15/2029	970,000	966,991
		1,920,931
Diversified Banks–14.98%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029(c)	3,800,000	3,753,494
4.53% (SOFR + 0.88%), 03/03/2029(d)	5,600,000	5,606,621
4.97%, 05/08/2031	2,400,000	2,400,410
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(e)	400,000	403,836
4.60%, 04/15/2029	4,200,000	4,186,438
4.87%, 04/15/2031(c)	2,000,000	1,989,286
Bank of America Corp.,
4.98%, 01/24/2029(e)	3,966,000	3,997,719
4.62%, 05/09/2029(e)	992,000	994,502
4.74% (SOFR + 1.11%), 05/09/2029(c)(d)	3,229,000	3,259,634
4.48%, 04/23/2030(e)	2,122,000	2,112,914
4.64% (SOFR + 1.01%), 01/24/2031(c)(d)	819,000	823,273
Series N, 4.51% (SOFR + 0.88%), 04/23/2030(d)	6,810,000	6,817,902
4.50% (SOFR + 0.87%), 02/06/2032(c)(d)	2,020,000	2,010,857
Series RR, 4.38%(c)(e)(f)	1,306,000	1,297,953
Bank of Montreal (Canada),
4.49% (SOFR + 0.86%), 01/27/2029(d)	1,899,000	1,905,209
Series J, 4.34%, 03/19/2030(e)	1,429,000	1,420,775
Principal Amount		Value
Diversified Banks–(continued)
Bank of New York Mellon (The), 4.73%, 04/20/2029(e)	$843,000	$849,416
Bank of Nova Scotia (The) (Canada),
4.58%, 06/05/2029(e)	4,345,000	4,346,434
4.25%, 02/02/2030(e)	4,800,000	4,752,085
4.90%, 06/05/2032(e)	3,971,000	3,976,363
8.63%, 10/27/2082(e)	3,894,000	4,073,400
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(e)	2,322,000	2,335,162
5.09%, 02/25/2029(e)	1,600,000	1,612,799
4.22%, 05/24/2030(e)	1,405,000	1,383,563
4.57% (SOFR + 0.93%), 05/24/2030(d)	2,168,000	2,167,852
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(e)	1,841,000	1,843,826
5.06% (SOFR + 1.43%), 05/09/2029(b)(d)	2,183,000	2,200,396
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(e)	4,535,000	4,494,870
Citibank N.A.,
5.49%, 12/04/2026(c)	1,843,000	1,855,148
4.35% (SOFR + 0.71%), 11/19/2027(d)	3,731,000	3,735,762
Citigroup, Inc.,
4.64%, 05/07/2028(c)(e)	2,564,000	2,570,409
4.78% (SOFR + 1.14%), 05/07/2028(d)	2,080,000	2,089,313
4.79%, 03/04/2029(e)	3,725,000	3,742,758
4.54%, 09/19/2030(e)	991,000	987,152
5.10% (SOFR + 1.46%), 05/07/2031(d)	699,000	711,379
4.81% (SOFR + 1.17%), 09/11/2031(c)(d)	1,739,000	1,751,067
Series T, 6.25%(c)(e)(f)	10,832,000	10,863,012
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(c)(e)	1,933,000	1,933,903
5.00%, 03/27/2032(b)(e)	1,619,000	1,623,480
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	3,038,000	3,029,963
Fifth Third Bancorp, 6.34%, 07/27/2029(e)	190,000	196,762
Fifth Third Bank N.A.,
4.44% (SOFR + 0.81%), 01/28/2028(d)	2,922,000	2,924,038
4.97%, 01/28/2028(e)	1,980,000	1,986,042
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	326,000	336,006
Goldman Sachs Bank USA, 4.66%, 06/03/2029(e)	3,508,000	3,512,815
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(e)	1,765,000	1,770,044
4.67% (SOFR + 1.04%), 11/19/2028(d)	2,361,000	2,374,332
4.68% (SOFR + 1.03%), 03/03/2029(d)	2,929,000	2,944,958
4.40%, 03/10/2030(e)	1,070,000	1,060,784
4.71%, 05/12/2030(e)	3,402,000	3,395,386
HSBC USA, Inc.,
5.29%, 03/04/2027	2,302,000	2,322,930
4.65%, 06/03/2028	1,570,000	1,580,117
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(e)	$2,174,000	$2,183,206
JPMorgan Chase & Co.,
6.07%, 10/22/2027(e)	2,097,000	2,112,117
5.04%, 01/23/2028(e)	2,037,000	2,046,901
5.57%, 04/22/2028(e)	1,040,000	1,051,308
4.98%, 07/22/2028(e)	3,356,000	3,379,153
4.51%, 10/22/2028(e)	1,770,000	1,772,946
4.43% (SOFR + 0.80%), 01/24/2029(c)(d)	1,498,000	1,503,696
4.92%, 01/24/2029(e)	343,000	345,610
6.09%, 10/23/2029(e)	1,020,000	1,054,839
4.41%, 04/23/2030(e)	9,117,000	9,069,894
4.45% (SOFR + 0.82%), 04/23/2030(d)	8,118,000	8,135,715
KeyBank N.A., 5.85%, 11/15/2027	1,773,000	1,806,081
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(e)	1,757,000	1,762,191
5.46%, 01/05/2028(e)	2,431,000	2,446,281
4.70% (SOFR + 1.06%), 11/26/2028(d)	2,877,000	2,891,743
Manufacturers & Traders Trust Co., 4.55%, 04/18/2030(e)	4,376,000	4,358,114
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.59%, 04/18/2030(e)	1,308,000	1,305,849
4.85%, 04/21/2032(c)(e)	1,247,000	1,245,411
Mizuho Bank Ltd. (Japan), 4.40%, 04/16/2029(b)	2,228,000	2,231,360
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(e)	1,630,000	1,631,149
4.95%, 01/14/2028(e)	2,672,000	2,682,784
5.50%, 05/26/2028(e)	2,868,000	2,899,552
4.97%, 07/14/2028(e)	2,474,000	2,489,892
5.02%, 01/12/2029(e)	825,000	831,643
Morgan Stanley Bank, N.A., 4.61% (SOFR + 0.98%), 05/10/2030(c)(d)	9,344,000	9,396,493
Morgan Stanley Private Bank N.A.,
4.41% (SOFR + 0.77%), 07/06/2028(d)	2,649,000	2,653,166
4.47%, 07/06/2028(e)	1,676,000	1,677,085
4.20%, 11/17/2028(e)	9,411,000	9,384,726
4.21%, 02/08/2030(e)	2,095,000	2,072,217
National Securities Clearing Corp., 5.10%, 11/21/2027(b)(c)	1,695,000	1,717,727
NatWest Group PLC (United Kingdom),
5.58%, 03/01/2028(e)	1,904,000	1,920,154
5.52%, 09/30/2028(e)	1,499,000	1,520,161
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	1,676,000	1,679,544
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	497,000	501,944
Pinnacle Bank, 5.96%, 01/15/2036(e)	171,000	169,880
PNC Bank N.A.,
4.36% (SOFR + 0.73%), 07/21/2028(d)	2,434,000	2,436,418
4.43%, 07/21/2028(e)	2,732,000	2,732,990
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	$1,522,000	$1,535,763
4.08%, 01/26/2029(e)	1,128,000	1,121,713
4.25% (SOFR + 0.62%), 01/26/2029(d)	840,000	840,595
5.58%, 06/12/2029(c)(e)	1,208,000	1,236,000
4.31% (SOFR + 0.68%), 10/26/2029(d)	5,415,000	5,418,186
4.62%, 10/26/2029(e)	11,754,000	11,762,699
Series T, 3.40%(c)(e)(f)	3,440,000	3,417,058
Royal Bank of Canada (Canada), 4.46% (SOFR + 0.83%), 01/24/2029(d)	1,569,000	1,573,625
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(e)	2,872,000	2,847,608
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(e)	1,767,000	1,769,627
6.75%, 02/08/2028(b)(e)	1,738,000	1,764,127
4.87% (SOFR + 1.24%), 01/21/2029(b)(d)	1,844,000	1,854,943
5.55%, 01/21/2029(b)(e)	2,202,000	2,233,611
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	1,018,000	1,024,061
Truist Bank,
4.40% (SOFR + 0.77%), 07/24/2028(d)	2,830,000	2,833,100
4.29% (SOFR + 0.66%), 01/27/2029(d)	6,124,000	6,122,044
4.14%, 10/23/2029(c)(e)	10,704,000	10,605,838
U.S. Bancorp, 6.79%, 10/26/2027(e)	4,018,000	4,056,611
Wells Fargo & Co.,
5.71%, 04/22/2028(e)	644,000	651,397
4.97%, 04/23/2029(e)	1,919,000	1,933,832
4.58%, 05/20/2029(e)	5,614,000	5,612,419
5.57%, 07/25/2029(e)	701,000	714,867
6.30%, 10/23/2029(e)	701,000	728,014
4.18%, 01/23/2030(c)(e)	587,000	581,082
7.63%(c)(e)(f)	763,000	803,467
Westpac Banking Corp. (Australia), 4.15%, 05/11/2028	2,444,000	2,441,977
		310,898,753
Diversified Capital Markets–1.12%
Deutsche Bank AG (Germany),
4.84% (SOFR + 1.21%), 01/10/2029(d)	1,058,000	1,062,571
5.37%, 01/10/2029(e)	1,551,000	1,568,593
UBS Group AG (Switzerland),
4.15%, 12/23/2029(b)(e)	3,361,000	3,319,413
4.48% (SOFR + 0.84%), 12/23/2029(b)(d)	6,530,000	6,529,825
4.88%(b)(e)(f)	2,944,000	2,943,264
5.13%(b)(e)(f)	7,712,000	7,719,519
		23,143,185
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Financial Services–1.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	$2,071,000	$2,090,613
5.75%, 06/06/2028	987,000	1,008,576
4.38%, 11/15/2030	1,291,000	1,268,485
Amrize Finance US LLC,
4.60%, 04/07/2027	1,804,000	1,809,629
4.95%, 04/07/2030	109,000	109,956
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	1,306,000	1,311,589
6.38%, 05/04/2028(b)	1,215,000	1,249,830
4.20%, 04/15/2029(b)	3,470,000	3,413,391
Citadel Finance LLC, 4.75%, 02/14/2029(b)	3,012,000	2,962,266
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	16,583,000	16,698,749
GABX Leasing LLC, 4.63%, 04/15/2031(b)	575,000	567,678
LPL Holdings, Inc.,
5.70%, 05/20/2027	474,000	479,374
4.90%, 04/03/2028	1,700,000	1,706,472
6.75%, 11/17/2028	501,000	523,643
LSEG US Fin Corp. (United Kingdom), 4.25%, 03/23/2029(b)	2,942,000	2,918,203
		38,118,454
Diversified Metals & Mining–0.13%
Glencore Funding LLC (Australia),
4.69% (SOFR + 1.06%), 04/04/2027(b)(d)	861,000	864,301
4.91%, 04/01/2028(b)(c)	363,000	365,486
5.19%, 04/01/2030(b)	212,000	215,153
4.90%, 07/01/2031(b)	1,242,000	1,243,891
		2,688,831
Diversified Support Services–0.17%
Eaton Corp., 3.95%, 03/06/2029	400,000	395,543
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	960,000	997,304
4.80%, 05/29/2029(b)	1,535,000	1,537,732
5.04%, 03/25/2030(b)(c)	441,000	445,062
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	220,649
		3,596,290
Electric Utilities–3.23%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,075,000	1,129,030
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(c)(e)	479,000	477,888
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(b)	1,540,000	1,551,488
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	424,000	432,148
Consolidated Edison Co. of New York, Inc., 4.15% (SOFR + 0.52%), 11/18/2027(d)	1,365,000	1,367,639
Constellation Energy Generation LLC, 3.90%, 01/08/2028	1,927,000	1,912,540
Principal Amount		Value
Electric Utilities–(continued)
Constellation Energy Generation, LLC,
4.55%, 06/01/2029	$4,109,000	$4,101,406
4.80%, 01/15/2032	3,138,000	3,123,976
Duke Energy Corp.,
4.85%, 01/05/2027	1,439,000	1,445,184
5.00%, 12/08/2027	223,000	225,269
4.85%, 01/05/2029	211,000	212,861
Duke Energy Florida LLC, 4.20%, 12/01/2030	141,000	139,159
Edison International, 5.00%, 05/05/2028(c)	4,973,000	4,984,109
Emera US Finance LLC, 4.50%, 04/01/2029	2,116,000	2,107,580
Evergy, Inc., 4.25%, 03/15/2029	436,000	432,087
Exelon Corp., 5.13%, 03/15/2031	339,000	344,594
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028(b)	3,638,000	3,618,531
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	150,000	149,534
Georgia Power Co., 4.00%, 10/01/2028	1,064,000	1,056,902
ITC Holdings Corp., 4.88%, 04/15/2031(b)	1,402,000	1,398,170
Jersey Central Power & Light Co., 4.15%, 01/15/2029(b)	2,586,000	2,557,172
Monongahela Power Co., 4.45%, 08/15/2029(b)	819,000	817,474
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	1,570,000	1,579,205
4.43% (SOFR + 0.80%), 02/05/2027(d)	2,873,000	2,880,535
4.12%, 09/16/2027(c)	2,175,000	2,174,872
3.95%, 12/10/2027	2,216,000	2,205,742
4.85%, 02/07/2029	491,000	495,907
4.40%, 05/11/2029	1,236,000	1,235,410
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(d)	3,367,000	3,368,838
4.15%, 08/25/2028	4,042,000	4,019,769
4.05%, 02/09/2029	892,000	884,171
NextEra Energy Capital Holdings, Inc.,
4.69%, 09/01/2027(c)	2,773,000	2,785,806
4.85%, 02/04/2028(c)	942,000	950,149
6.38%, 08/15/2055(e)	375,000	384,157
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	359,000	357,507
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	384,000	378,650
4.96%, 04/30/2031(b)	152,000	150,467
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027(c)	2,139,000	2,145,817
Pacific Gas and Electric Co., 6.10%, 01/15/2029	1,415,000	1,460,449
PacifiCorp, 5.10%, 02/15/2029	496,000	501,966
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	347,000	349,376
5.15%, 05/15/2030	145,000	147,150
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	52,000	52,523
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$1,040,000	$1,044,671
4.30%, 10/15/2028(b)	2,465,000	2,435,605
4.60%, 10/15/2030(b)	204,000	200,141
4.70%, 01/31/2031(b)	236,000	232,043
Wisconsin Electric Power Co., 3.95%, 03/01/2029	730,000	721,830
Xcel Energy, Inc., 4.75%, 03/21/2028	219,000	220,054
		66,947,551
Electrical Components & Equipment–0.55%
EnerSys, 4.38%, 12/15/2027(b)	1,087,000	1,080,449
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	514,000	515,921
Regal Rexnord Corp., 6.05%, 04/15/2028	1,073,000	1,097,631
Vertiv Group Corp., 4.13%, 11/15/2028(b)	8,765,000	8,664,689
		11,358,690
Electronic Components–0.40%
Amphenol Corp.,
3.80%, 11/15/2027	6,271,000	6,236,103
4.16% (SOFR + 0.53%), 11/15/2027(c)(d)	2,048,000	2,050,342
		8,286,445
Electronic Equipment & Instruments–0.02%
Keysight Technologies, Inc., 5.35%, 07/30/2030	339,000	347,390
Electronic Manufacturing Services–0.11%
Jabil, Inc., 4.20%, 02/01/2029	2,256,000	2,228,113
Environmental & Facilities Services–0.28%
Veralto Corp.,
5.50%, 09/18/2026	1,949,000	1,954,541
5.35%, 09/18/2028	910,000	925,665
4.85%, 01/15/2032	2,845,000	2,849,759
		5,729,965
Fertilizers & Agricultural Chemicals–0.20%
Mosaic Co. (The), 4.35%, 01/15/2029	1,942,000	1,925,692
Nutrien Ltd. (Canada), 4.85%, 05/29/2031	2,264,000	2,268,840
		4,194,532
Financial Exchanges & Data–0.01%
Nasdaq, Inc., 5.35%, 06/28/2028	107,000	108,869
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada), 4.15%, 09/29/2028(b)	1,846,000	1,830,893
Forest Products–0.01%
Georgia-Pacific LLC, 4.40%, 06/30/2028(b)	286,000	285,986
Gas Utilities–0.03%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	289,000	290,879
Principal Amount		Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$292,000	$296,552
		587,431
Health Care Distributors–0.07%
Cardinal Health, Inc., 4.50%, 09/15/2030	85,000	84,339
Cencora, Inc.,
3.95%, 02/13/2029(c)	976,000	962,196
4.25%, 11/15/2030(c)	392,000	385,339
		1,431,874
Health Care Equipment–1.13%
Augusta SpinCo Corp.,
4.32%, 09/23/2027(c)	14,326,000	14,309,214
4.40%, 03/23/2029	2,589,000	2,575,778
4.66%, 03/23/2031	1,090,000	1,084,027
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028(c)	725,000	719,819
Stryker Corp.,
4.55%, 02/10/2027	2,108,000	2,114,942
4.70%, 02/10/2028	2,657,000	2,670,751
		23,474,531
Health Care Facilities–0.18%
Ascension Health, Series 2025, 4.08%, 11/15/2028(c)	3,673,000	3,653,693
Health Care REITs–0.01%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	287,000	289,073
Health Care Services–0.44%
CommonSpirit Health, 4.35%, 09/01/2030	136,000	133,453
CVS Health Corp.,
5.00%, 01/30/2029	491,000	496,772
7.00%, 03/10/2055(e)	5,099,000	5,316,520
HCA, Inc., 5.00%, 03/01/2028	398,000	401,465
Icon Investments Six DAC,
5.81%, 05/08/2027	1,454,000	1,465,945
5.85%, 05/08/2029	1,335,000	1,359,499
		9,173,654
Health Care Supplies–0.37%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	2,789,000	2,715,739
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 06/15/2031(b)	4,087,000	4,084,944
Solventum Corp., 5.45%, 02/25/2027	900,000	905,788
		7,706,471
Heavy Electrical Equipment–0.01%
GE Vernova, Inc., 4.25%, 02/04/2031	298,000	294,233
Home Improvement Retail–0.25%
Lowe`s Cos., Inc.,
3.95%, 10/15/2027	3,084,000	3,072,539
4.00%, 10/15/2028	2,041,000	2,022,326
		5,094,865
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Hotel & Resort REITs–0.14%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028(c)	$2,950,000	$2,927,430
Hotels, Resorts & Cruise Lines–1.24%
Airbnb, Inc.,
4.40%, 03/16/2029(c)	785,000	783,753
4.65%, 03/16/2031	312,000	312,087
Carnival Corp.,
5.13%, 05/01/2029(b)	14,662,000	14,655,411
5.75%, 03/15/2030(b)(c)	4,662,000	4,712,378
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	1,800,000	1,742,483
Marriott International, Inc.,
4.20%, 07/15/2027	1,389,000	1,388,106
4.80%, 03/15/2030	410,000	413,259
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	1,766,000	1,764,356
		25,771,833
Housewares & Specialties–0.05%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	950,000	938,189
Independent Power Producers & Energy Traders–0.03%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	675,000	703,208
Industrial Conglomerates–0.23%
Eaton Corp.,
3.85%, 03/06/2028	4,449,000	4,416,904
4.20%, 03/06/2031	440,000	433,184
		4,850,088
Industrial Machinery & Supplies & Components–0.17%
ESAB Corp., 5.63%, 04/01/2031(b)	2,246,000	2,262,742
Ingersoll Rand, Inc., 5.20%, 06/15/2027	602,000	607,042
Nordson Corp., 5.60%, 09/15/2028	377,000	384,898
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	209,000	211,749
		3,466,431
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	107,000	111,549
Insurance Brokers–0.06%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	1,203,000	1,205,873
Integrated Oil & Gas–0.75%
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	5,705,000	5,557,975
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	5,148,000	5,079,680
4.75%, 06/02/2030(b)	5,022,000	5,006,251
		15,643,906
Integrated Telecommunication Services–1.52%
AT&T, Inc., 4.70%, 08/15/2030	421,000	422,897
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	9,046,205
Principal Amount		Value
Integrated Telecommunication Services–(continued)
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	$557,000	$559,076
4.95% (SOFR + 1.31%), 07/16/2030(b)(d)	562,000	574,076
Orange S.A. (France), 4.00%, 01/13/2029(b)(c)	1,413,000	1,398,712
QTS (PROJECT THUNDER), 5.65%, 12/10/2030	11,545,000	11,554,064
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	1,184,000	1,169,847
TELUS Corp. (Canada), 6.63%, 10/15/2055(e)	3,914,000	3,969,172
WULF Compute LLC, 7.75%, 10/15/2030(b)	1,005,000	1,056,602
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,626,000	1,702,898
		31,453,549
Interactive Home Entertainment–0.46%
Roblox Corp., 3.88%, 05/01/2030(b)	10,200,000	9,636,601
Interactive Media & Services–1.14%
Discovery Global Holdings, Inc., 4.05%, 03/15/2029	5,600,000	5,585,104
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)	211,000	208,717
Meta Platforms, Inc.,
4.20%, 11/15/2030	310,000	306,083
4.55%, 05/15/2031(c)	17,539,000	17,481,156
		23,581,060
Investment Banking & Brokerage–3.36%
Charles Schwab Corp. (The),
5.88%, 08/24/2026	3,625,000	3,636,015
4.74%, 05/21/2030(c)(e)	2,974,000	2,990,266
4.34%, 11/14/2031(e)	191,000	188,201
Series L, 6.10%(e)(f)	2,628,000	2,632,457
Goldman Sachs Group, Inc. (The),
4.46% (SOFR + 0.82%), 09/10/2027(d)	164,000	164,113
4.92% (SOFR + 1.29%), 04/23/2028(d)	3,441,000	3,465,194
4.59%, 04/20/2030(e)	4,546,000	4,531,544
4.64% (SOFR + 1.00%), 04/20/2030(c)(d)	8,120,000	8,143,016
4.71% (SOFR + 1.08%), 01/28/2031(c)(d)	1,936,000	1,945,370
4.97%, 06/03/2032(e)	2,421,000	2,427,234
Series O, 5.30%(c)(e)(f)	6,402,000	6,456,046
Series W, 7.50%(e)(f)	10,381,000	10,930,331
Morgan Stanley,
5.65%, 04/13/2028(e)	767,000	775,177
4.99%, 04/12/2029(e)	1,748,000	1,761,467
5.45%, 07/20/2029(e)	386,000	392,839
4.24%, 01/09/2030(e)	3,622,000	3,582,615
4.56%, 04/10/2030(c)(e)	5,436,000	5,415,664
Series I, 4.13%, 10/18/2029(e)	9,781,000	9,669,921
4.36%, 10/22/2031(e)	597,000	585,987
		69,693,457
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
IT Consulting & Other Services–0.06%
International Business Machines Corp., 4.00%, 02/03/2029	$1,175,000	$1,163,995
Leisure Facilities–0.12%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	2,449,000	2,456,384
Leisure Products–0.02%
Hasbro, Inc., 4.65%, 03/12/2031	456,000	451,283
Life & Health Insurance–3.04%
American National Global Funding, 5.55%, 01/28/2030(b)(c)	358,000	363,599
Athene Global Funding,
4.86%, 08/27/2026(b)	3,018,000	3,021,677
5.52%, 03/25/2027(b)	1,109,000	1,118,381
Constellation Global Funding, 4.85%, 10/22/2030(b)	432,000	423,663
Corebridge Global Funding,
4.93% (SOFR + 1.30%), 09/25/2026(b)(d)	2,071,000	2,076,753
4.65%, 08/20/2027(b)	1,705,000	1,707,274
5.90%, 09/19/2028(b)	738,000	758,422
4.50% (SOFR + 0.86%), 12/15/2028(b)(d)	7,840,000	7,820,636
5.20%, 01/12/2029(b)(c)	562,000	569,455
4.80%, 05/29/2029(b)	1,734,000	1,736,148
5.20%, 06/24/2029(b)	872,000	883,564
Equitable America Global Funding,
3.95%, 09/15/2027(b)	2,669,000	2,648,888
4.65%, 06/09/2028(b)	2,170,000	2,170,440
GA Global Funding Trust,
4.40%, 09/23/2027(b)(c)	2,400,000	2,393,036
5.50%, 01/08/2029(b)	1,535,000	1,552,784
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)(c)	3,083,000	3,086,899
4.95%, 05/21/2031(b)	1,329,000	1,326,209
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	2,148,000	2,166,598
New York Life Global Funding,
4.15%, 07/25/2028(b)	4,253,000	4,232,751
4.29% (SOFR + 0.66%), 07/25/2028(b)(d)	5,105,000	5,111,046
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)(c)	1,039,000	1,047,497
4.74%, 06/30/2031(b)	1,566,000	1,570,572
Pacific Life Global Funding II,
5.50%, 08/28/2026(b)	2,645,000	2,654,509
4.50%, 08/28/2029(b)(c)	2,456,000	2,448,393
Pricoa Global Funding I,
5.55%, 08/28/2026(b)	1,242,000	1,246,076
4.40%, 08/27/2027(b)	1,453,000	1,455,955
Principal Life Global Funding II, 5.00%, 01/16/2027(b)	418,000	420,059
Protective Life Corp., 4.70%, 01/15/2031(b)	209,000	206,505
Protective Life Global Funding,
4.16%, 01/15/2029(b)	4,185,000	4,129,471
4.83%, 04/14/2031(b)(c)	2,669,000	2,660,403
		63,007,663
Principal Amount		Value
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/2031	$207,000	$204,062
Managed Health Care–0.07%
UnitedHealth Group, Inc., 4.75%, 07/15/2026	1,355,000	1,356,331
Marine Transportation–0.09%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	2,042,000	1,974,956
Multi-Family Residential REITs–0.17%
Camden Property Trust, 5.85%, 11/03/2026(c)	3,584,000	3,604,285
Multi-line Insurance–0.49%
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	2,670,000	2,677,795
Metropolitan Life Global Funding I, 4.25%, 04/13/2028(b)	7,608,000	7,590,765
		10,268,560
Multi-Utilities–0.25%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	1,055,000	1,055,067
DTE Energy Co., 4.95%, 07/01/2027	415,000	417,882
NiSource, Inc.,
5.25%, 03/30/2028	137,000	138,933
4.75%, 05/18/2031(c)	596,000	595,815
Sempra, 6.38%, 04/01/2056(e)	107,000	108,314
WEC Energy Group, Inc.,
5.15%, 10/01/2027	293,000	295,777
4.75%, 01/15/2028	2,474,000	2,486,641
		5,098,429
Office REITs–0.00%
COPT Defense Properties L.P., 4.50%, 10/15/2030	72,000	70,752
Oil & Gas Equipment & Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	690,000	683,823
4.35%, 06/15/2031	1,061,000	1,044,013
		1,727,836
Oil & Gas Exploration & Production–0.08%
Diamondback Energy, Inc.,
5.20%, 04/18/2027	584,000	588,793
5.15%, 01/30/2030	351,000	358,254
EOG Resources, Inc., 4.40%, 07/15/2028	286,000	286,351
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	365,000	377,439
		1,610,837
Oil & Gas Refining & Marketing–0.05%
Sunoco L.P., 5.88%, 07/15/2027(b)	1,000,000	1,001,902
Oil & Gas Storage & Transportation–1.29%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	289,000	289,568
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$1,444,000	$1,454,468
5.50%, 06/01/2027	4,156,000	4,193,116
6.10%, 12/01/2028	518,000	536,713
4.55%, 01/15/2031	277,000	274,533
6.50%, 02/15/2056(e)	2,975,000	3,001,909
Series H, 6.50%(e)(f)	175,000	175,705
Enterprise Products Operating LLC, 4.30%, 06/20/2028	2,501,000	2,499,838
Kinder Morgan, Inc.,
5.10%, 08/01/2029	977,000	992,874
5.15%, 06/01/2030	123,000	125,650
MPLX L.P., 4.80%, 02/15/2031	289,000	288,911
ONEOK, Inc., 5.55%, 11/01/2026	688,000	691,267
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(d)(f)	4,776,000	4,792,596
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	2,371,000	2,380,817
5.03%, 10/01/2029	481,000	484,306
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	547,000	543,619
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	1,974,000	2,083,610
Western Midstream Operating L.P., 4.80%, 03/01/2031	228,000	226,491
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,245,000	1,267,804
4.80%, 11/15/2029	548,000	552,575
		26,856,370
Packaged Foods & Meats–0.37%
Campbell’s Co. (The), 5.20%, 03/19/2027	369,000	371,642
General Mills, Inc., 5.50%, 10/17/2028	665,000	680,203
Mars, Inc.,
4.45%, 03/01/2027(b)	2,889,000	2,897,700
4.60%, 03/01/2028(b)	3,118,000	3,134,652
McCormick & Co., Inc., 4.15%, 02/15/2029	658,000	652,115
		7,736,312
Passenger Airlines–0.57%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	654,175	628,504
Series B, 5.65%, 11/11/2034	950,000	941,728
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	112,432	109,431
Delta Air Lines, Inc.,
4.95%, 07/10/2028	4,285,000	4,306,784
5.25%, 07/10/2030	318,000	321,702
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	4,655,000	4,605,038
5.38%, 03/01/2031	247,000	244,596
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	584,347	593,294
		11,751,077
Principal Amount		Value
Pharmaceuticals–1.58%
Eli Lilly and Co., 3.99% (SOFR + 0.35%), 05/20/2028(d)	$4,855,000	$4,858,481
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,204,000	1,194,716
4.38%, 10/15/2030(b)	1,544,000	1,525,250
Merck & Co., Inc.,
4.30%, 05/22/2028(c)	13,115,000	13,154,940
4.21% (SOFR + 0.57%), 03/15/2029(d)	738,000	740,406
4.15%, 03/15/2031(c)	234,000	230,282
4.65%, 05/22/2031	1,651,000	1,659,403
Novartis Capital Corp.,
3.90%, 11/05/2028	1,539,000	1,528,371
4.40%, 03/18/2031	976,000	971,500
Pfizer, Inc., 3.88%, 11/15/2027	6,256,000	6,238,815
Zoetis, Inc., 4.15%, 08/17/2028	768,000	763,797
		32,865,961
Rail Transportation–0.17%
TTX Co., 5.50%, 09/25/2026(b)	3,582,000	3,593,433
Real Estate Development–0.03%
Essential Properties L.P., 2.95%, 07/15/2031	611,000	552,175
Regional Banks–0.39%
CoBank, ACB, Series N, 6.75%(e)(f)	1,556,000	1,568,378
Pinnacle Financial Partners, Inc., 5.60%, 05/19/2032(e)	1,385,000	1,392,278
Zions Bancorporation N.A.,
4.70%, 08/18/2028(e)	2,029,000	2,029,919
4.48%, 02/09/2029(e)	3,047,000	3,027,121
		8,017,696
Reinsurance–0.47%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(e)	2,557,000	2,574,417
Fortitude Global Funding, 4.63%, 10/06/2028(b)	4,383,000	4,343,516
RGA Global Funding, 4.35%, 08/25/2028(b)	2,769,000	2,750,578
		9,668,511
Retail REITs–0.09%
Realty Income Corp., 3.95%, 02/01/2029	1,998,000	1,972,743
Self-Storage REITs–0.20%
Extra Space Storage L.P., 5.70%, 04/01/2028	341,000	347,996
Public Storage Operating Co., 4.33% (SOFR + 0.70%), 04/16/2027(d)	3,829,000	3,836,042
		4,184,038
Semiconductors–1.22%
Broadcom, Inc.,
5.05%, 07/12/2027(c)	1,136,000	1,147,622
4.30%, 01/15/2031	1,291,000	1,276,837
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,432,000	1,482,965
5.50%, 01/25/2031(b)	582,000	596,665
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Intel Corp., 4.65%, 06/01/2031	$1,865,000	$1,851,039
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	4,932,000	5,082,378
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(g)	632,000	686,857
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	9,524,000	9,486,791
4.38%, 09/11/2030(b)	3,697,000	3,670,100
		25,281,254
Soft Drinks & Non-alcoholic Beverages–0.21%
Keurig Dr Pepper, Inc.,
4.21% (SOFR + 0.58%), 11/15/2026(d)	4,210,000	4,211,159
4.35%, 05/15/2028	217,000	216,553
		4,427,712
Sovereign Debt–2.51%
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	9,262,000	9,224,952
6.13%, 01/21/2031	1,530,000	1,527,705
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	1,527,000	1,549,141
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,532,116
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	3,910,000	3,920,969
4.63%, 03/30/2031(b)	2,853,000	2,863,254
Kuwait International Government Bond (Kuwait),
4.02%, 10/09/2028(b)	14,647,000	14,485,855
4.14%, 10/09/2030(b)	1,953,000	1,925,330
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,864,439
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	3,193,000	3,168,880
		52,062,641
Specialized Consumer Services–0.03%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(b)	560,000	563,053
Specialty Chemicals–0.24%
OCP S.A. (Morocco), 6.10%, 04/30/2030(b)	1,149,000	1,177,493
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	3,761,000	3,745,355
		4,922,848
Steel–0.25%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	944,000	970,805
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	2,750,000	2,814,086
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	1,415,000	1,435,597
		5,220,488
Principal Amount		Value
Systems Software–0.82%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	$4,600,000	$4,389,727
Oracle Corp.,
4.55%, 02/04/2029	4,284,000	4,241,750
4.74% (SOFR + 1.11%), 02/04/2029(d)	5,037,000	5,030,751
4.45%, 09/26/2030(c)	304,000	294,810
ServiceNow, Inc.,
4.25%, 05/15/2028(c)	2,143,000	2,143,366
4.70%, 08/15/2031(c)	844,000	844,788
		16,945,192
Telecom Tower REITs–0.05%
SBA Communications Corp., 3.88%, 02/15/2027	1,000,000	992,759
Tobacco–0.47%
Altria Group, Inc., 4.88%, 02/04/2028	874,000	880,285
Philip Morris International, Inc.,
5.13%, 11/17/2027	435,000	440,197
4.13%, 04/28/2028	577,000	574,615
5.25%, 09/07/2028	668,000	680,718
4.13%, 04/27/2029	7,197,000	7,132,278
		9,708,093
Trading Companies & Distributors–0.37%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 05/15/2031(b)	928,000	919,654
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)(c)	729,000	739,426
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	2,629,000	2,616,527
4.50%, 03/24/2029(b)	1,848,000	1,837,073
Series B, 4.65%(e)(f)	1,651,000	1,650,216
		7,762,896
Wireless Telecommunication Services–0.24%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	3,855,000	3,876,904
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	720,000	721,404
T-Mobile USA, Inc., 4.95%, 03/15/2028	354,000	357,539
		4,955,847
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,293,830,785)		1,295,769,722

Asset-Backed Securities–29.78%
AGL CLO 16 Ltd., Series 2021-16A, Class AR, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2035(b)(d)	1,280,000	1,279,489
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,509,000	4,510,759
ALA Trust, Series 2025-OANA, Class B, 5.47% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	6,200,000	6,234,884
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	$255,624	$251,036
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	1,153,832	1,107,763
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	480,306	466,393
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	1,951,829	1,694,003
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	7,646,816	6,623,672
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	4,993,522	4,688,070
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	3,198,468	3,206,915
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	2,496,609	2,501,723
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,078,138	4,095,738
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(d)	4,025,000	4,028,808
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,056,947
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,020,833	2,025,970
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,802,035
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,155,000	2,130,330
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,820,000	4,729,689
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.66% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(d)	535,000	535,166
Series 2021-1A, Class AR, 4.62% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,452,000	2,451,541
Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(d)	705,000	705,501
Series 2021-6A, Class A1R, 4.76% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(d)	1,210,000	1,210,693
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 5.77%, 05/25/2034(h)	7,638	7,373
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,090,000	2,077,886
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	4,024,078	3,603,398
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	4,892,099	4,222,986
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	$65,454	$63,544
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	143,269	139,503
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(i)	15,152,272	111,063
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,262,000	5,263,331
BlackRock CLO L.P., Series 2025- 2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(d)	2,223,899	2,225,662
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(d)	6,950,000	6,953,941
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	187,087	184,959
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(h)	4,936,000	5,020,899
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	1,523,000	1,524,295
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.59% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	2,540,290	2,542,009
Series 2026-CSMO, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(d)	3,000,000	3,011,683
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

BX Trust,
Series 2021-LGCY, Class A, 4.25% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(d)	$19,553,696	$19,548,981
Series 2022-LBA6, Class A, 4.63% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	5,550,000	5,551,711
Series 2022-LBA6, Class B, 4.93% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	3,435,000	3,436,679
Series 2022-LBA6, Class C, 5.23% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,835,000	1,836,224
Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	4,055,000	4,053,801
Series 2025-VLT6, Class B, 5.52% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	2,870,000	2,860,550
Series 2025-VOLT, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(d)	7,000,000	7,016,180
Series 2025-VOLT, Class B, 5.73% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(d)	10,610,000	10,638,484
Series 2025-VOLT, Class C, 5.98% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(d)	3,475,000	3,486,142
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	3,245,000	3,249,561
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(d)	1,753,288	1,754,256
Carlyle US CLO Ltd., Series 2022- 1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(d)	3,500,590	3,504,626
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,324,591
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.87%, 11/13/2050(i)	6,314,527	53,057
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	3,958,000	3,960,165
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	1,848,827	1,853,311
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	13,275,000	12,789,423
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.25% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(d)	3,221,000	3,222,875
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	39,590	37,506
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	1,249,859	1,138,178
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(h)	$149,481	$139,041
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1R, 4.65% (3 mo. Term SOFR + 0.97%), 04/19/2035(b)(d)	12,500,000	12,473,937
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(i)	17,857,588	171,774
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.44%, 08/25/2034(h)	23,516	22,505
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	260,379	253,960
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	4,737,902	3,925,369
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	3,637,139	3,301,240
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	2,660,519	2,495,123
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	2,931,775	2,789,156
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	1,790,000	1,758,270
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	111,502	109,667
Series 2005-J4, Class A7, 5.50%, 11/25/2035	224,088	183,814
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(h)	1,793,484	1,720,819
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(h)	9,283,485	8,462,895
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	564,309	502,291
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	2,879,327	2,582,606
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(h)	3,114,721	3,040,120
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	4,034,797	4,024,848
Cross Mortgage Trust,
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(h)	2,672,313	2,666,042
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(h)	1,655,411	1,661,495
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(h)	1,098,610	1,094,553
DB Master Finance LLC, Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	1,800,000	1,806,750
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,590,000	3,569,468
ECLIPSE AIRCRAFT 2026-1 LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	2,770,000	2,769,952
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

EFMT 2026-NQM5, Series 2026- NQM5, Class A1, 5.56%, 06/25/2071(b)(h)	$4,084,000	$4,096,976
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	803,503	694,517
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	2,828,513	2,502,696
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,050,249	4,040,882
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(h)	4,627,189	4,607,061
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	725,172	731,797
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,496,149
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	2,010,000	1,995,825
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	6,714,487	6,006,465
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	1,407,117	1,263,988
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	5,654,000	5,653,378
Galaxy XXII CLO Ltd., Series 2016- 22A, Class AR4, 4.70% (3 mo. Term SOFR + 1.02%), 04/16/2034(b)(d)	15,000,000	15,012,075
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	596,465	587,172
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	407,621	392,719
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(h)	1,652,878	1,703,076
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,265,908	1,272,246
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(h)	4,431,299	4,384,522
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	2,228,000	2,230,108
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	6,284,000	6,274,769
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	3,674,802	3,281,743
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	3,204,540	3,180,832
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(h)	1,266,410	1,258,075
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(h)	16,009	15,483
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(d)	1,641,158	1,641,196
Principal Amount		Value

IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	$3,000,000	$3,021,444
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	67,034	67,141
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	925,985	919,908
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.70%, 02/15/2048(i)	3,301,522	165
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	4,985,000	4,989,486
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	4,200,000	4,206,583
Magnetite XXI Ltd., Series 2019- 21AR, Class AR, 4.61% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(d)	8,550,000	8,552,137
Magnetite XXIII Ltd., Series 2019- 23A, Class AR2, 4.66% (3 mo. Term SOFR + 0.99%), 01/25/2035(b)(d)	1,517,000	1,517,945
Magnetite XXXI Ltd., Series 2021- 31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	4,760,000	4,754,512
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	2,807,795	2,509,722
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	2,795,842	2,483,200
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	126,604	121,146
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,520,000	1,517,631
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	4,782,425	4,330,920
MILE Trust,
Series 2025-STNE, Class B, 5.33% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,515,000	1,519,655
Series 2025-STNE, Class C, 5.73% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,195,000	1,191,821
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	192,219	191,929
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	1,895,000	1,907,327
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	6,790,849	66,796
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	$4,531,788	$4,571,379
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	1,899,603	1,890,117
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(h)	1,343,202	1,342,058
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	1,899,737	1,902,407
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.64% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(d)	3,320,000	3,322,427
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(d)	3,660,000	3,662,745
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	322,386	310,917
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	694,898	653,923
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(h)	2,898,273	2,730,446
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(h)	2,041,568	2,036,715
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,340,000	1,332,636
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	5,654,000	5,645,756
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	4,328,426	3,702,326
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	3,494,551	3,140,334
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	2,479,421	2,475,321
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	3,229,039	2,891,350
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.59% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	3,978,000	3,976,425
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	1,300,000	1,292,335
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(h)	3,807,270	3,800,039
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	2,925,860	2,940,351
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,050,999	2,883,771
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,143,376	8,116,728
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	4,109,021	4,155,169
Principal Amount		Value

Qdoba Funding LLC, Series 2026- 1A, Class A2, 6.70%, 06/14/2056(b)	$8,050,000	$8,103,390
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	1,384,445	1,390,068
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,313	1,859
RR 16 Ltd., Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	3,115,000	3,117,810
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	8,860,000	8,859,752
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	2,474,391	2,416,196
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	382,986	329,926
Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	472,485	430,078
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	289,601	262,525
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	4,003,415	3,991,405
SHRN Trust,
Series 2025-MF18, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(d)	7,045,000	7,053,286
Series 2025-MF18, Class B, 5.08% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(d)	1,385,000	1,387,802
Series 2025-MF18, Class C, 5.33% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(d)	590,000	592,051
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.76% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	4,931,000	4,932,603
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,394,867	4,101,179
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	54,585	52,722
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	363,625	353,221
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	3,551,702	3,192,598
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	117,947	5,349
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,093,885	3,114,813
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,945,150	2,892,790
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,605,000	5,509,444
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	$39,635	$39,657
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	1,069,617	1,072,152
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	2,066,821	2,067,917
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	1,995,000	2,011,951
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,260,000	2,233,654
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,705,000	1,536,016
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,012,120	3,773,444
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	5,425,000	5,428,846
TierPoint Issuer LLC, Series 2025- 1A, Class A2, 6.15%, 04/26/2055(b)	4,388,000	4,413,291
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	3,980,611	3,982,065
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.08%, 11/15/2050(i)	8,178,765	76,298
Urbacon DC L.P., Series 2025-1A, Class A2, 4.51%, 08/25/2055(b)	5,000,000	3,631,161
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	2,870,000	2,798,621
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(h)	5,295,000	5,289,321
Series 2025-AZ, Class B, 5.30%, 07/13/2044(b)(h)	1,995,000	1,989,787
Series 2025-AZ, Class D, 6.23%, 07/13/2044(b)(h)	3,360,000	3,388,944
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	1,346,581	1,226,229
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(h)	824,703	746,784
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	4,024,027	3,678,562
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	396,422	385,711
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	2,743,902	2,584,454
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	1,276,098	1,275,868
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(h)	1,341,817	1,338,006
Principal Amount		Value

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	$333,772	$324,561
Voya CLO Ltd., Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	9,195,000	9,186,393
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(h)	50,453	48,969
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	24,158	23,026
Series 2005-AR16, Class 1A1, 4.41%, 12/25/2035(h)	100,324	94,747
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.81%, 12/15/2050(i)	9,671,515	99,789
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(h)	6,916,000	6,939,087
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	10,065,805
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	9,560,000	9,568,202
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,520,238	9,079,966
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,200,000	5,272,645
Total Asset-Backed Securities (Cost $632,864,501)		617,863,342
U.S. Treasury Securities–3.75%
U.S. Treasury Bills–0.33%
3.62% - 3.68%, 09/17/2026(j)(k)	6,810,000	6,736,197
U.S. Treasury Notes–3.42%
3.75%, 04/30/2028	34,927,000	34,766,008
3.88%, 05/15/2029	31,621,700	31,472,238
3.88%, 04/30/2031	4,777,100	4,722,238
		70,960,484
Total U.S. Treasury Securities (Cost $77,573,364)		77,696,681
Variable Rate Senior Loan Interests–2.12%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.12% (1 mo. Term SOFR + 2.50%), 08/19/2032	1,103,256	1,107,211
Real Estate Development–0.17%
VCI Asset Holdings 2 LLC, Term Loan, 0.00%, 02/06/2031	3,353,988	3,467,185
Restaurants–0.88%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 09/10/2031	6,592,801	6,586,604
Term Loan, 5.62% (1 mo. Term SOFR + 2.00%), 11/03/2032	11,750,550	11,729,751
		18,316,355
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Systems Software–1.02%
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 1.73% (1 mo. Term SOFR + 2.25%), 03/31/2032(n)	$20,953,000	$21,057,765
Total Variable Rate Senior Loan Interests (Cost $43,701,821)		43,948,516
Shares
Exchange-Traded Funds–0.97%
Invesco High Yield Systematic Bond ETF(c)(o)	209,200	4,687,126
Invesco Short Duration High Yield ETF(o)	9,000	229,634
Invesco Short Duration Total Return Bond ETF(o)	610,300	15,262,382
Total Exchange-Traded Funds (Cost $20,287,862)		20,179,142
Preferred Stocks–0.42%
Diversified Financial Services–0.30%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	239,775	6,250,934
Systems Software–0.12%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	39,257	2,516,374
Total Preferred Stocks (Cost $7,982,355)		8,767,308
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.33%
Collateralized Mortgage Obligations–0.17%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(p)	$132,376	11,513
6.50%, 02/25/2032 to 07/25/2032(p)	111,718	12,584
6.00%, 12/25/2032 to 09/25/2035(p)	284,958	31,719
5.50%, 11/25/2033 to 06/25/2035(p)	252,316	31,976
PO, 0.00%, 09/25/2032(g)	9,549	8,749
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(p)	$63,244	$616
4.14% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(d)(p)	54,965	4,265
4.17% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(p)	12,418	1,120
4.22% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(p)	44,923	2,914
4.24% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(d)(p)	25,001	2,236
4.37% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(d)(p)	35,229	3,172
3.27% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(p)	23,655	1,657
4.07% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(p)	11,726	1,110
4.27% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(d)(p)	71,667	6,431
4.34% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(p)	48,644	3,869
4.52% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(p)	68,347	7,393
7.00%, 04/25/2033(p)	312,166	37,952
2.97% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(d)(p)	290,117	20,374
2.32% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(d)(p)	170,194	11,654
3.02% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(d)(p)	52,372	1,820
2.87% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(p)	57,599	2,253
3.50%, 08/25/2035(p)	1,610,239	151,929
2.81% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(d)(p)	66,893	4,898
4.00%, 04/25/2041 to 08/25/2047(p)	427,412	68,287
2.82% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(p)	156,637	10,338
2.42% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(p)	398,521	38,193
4.50%, 02/25/2043(p)	93,166	10,178
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.50%, 07/25/2046(p)	$431,288	$53,281
2.17% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(p)	3,486,380	311,826
6.50%, 11/25/2029	11,705	11,847
4.73% (30 Day Average SOFR + 1.11%), 04/25/2032(d)	14,917	15,067
4.26% (30 Day Average SOFR + 0.61%), 10/18/2032(d)	7,687	7,684
4.13% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(d)	50,951	50,497
5.50%, 04/25/2035 to 03/25/2037	804,105	822,533
10.90% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(d)	39,057	44,496
10.54% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	107,702	122,449
10.54% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	14,385	15,585
4.00%, 03/25/2041	58,906	55,901
4.18% (30 Day Average SOFR + 0.56%), 02/25/2047(d)	31,328	31,231
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	20,331,827	470,969
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(p)	240,175	2,528
2.50%, 05/15/2028(p)	95,003	1,530
4.29% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(d)(p)	40,127	1,811
3.99% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(d)(p)	36,841	1,600
4.34% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(d)(p)	23,343	1,125
2.94% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(p)	165,393	9,354
2.99% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(p)	33,077	1,794
2.96% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(p)	69,513	3,548
2.39% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(p)	80,738	3,142
3.24% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(p)	24,465	2,162
2.24% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(p)	21,962	1,610
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.31% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(p)	$351,023	$24,337
2.49% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(p)	61,009	4,797
2.34% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(p)	486,261	42,468
6.50%, 04/15/2028 to 06/15/2032	217,316	223,629
6.00%, 01/15/2029 to 04/15/2029	65,810	66,681
7.50%, 09/15/2029	7,152	7,309
8.00%, 03/15/2030	7,530	7,729
4.71% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(d)	22,802	22,992
4.76% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(d)	46,132	46,585
4.26% (30 Day Average SOFR + 0.61%), 01/15/2033(d)	1,101	1,100
5.00%, 08/15/2035	595,516	599,205
4.00%, 06/15/2038	39,691	37,748
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(p)	86,909	1,222
3.15%, 12/15/2027(i)	28,533	465
6.50%, 02/01/2028(p)	1,749	62
7.00%, 09/01/2029(p)	30,464	2,281
7.50%, 12/15/2029(p)	15,431	1,300
6.00%, 12/15/2032(p)	16,193	1,813
		3,624,493
Federal Home Loan Mortgage Corp. (FHLMC)–0.04%
8.50%, 06/01/2026	30	29
6.50%, 07/01/2028 to 04/01/2034	18,304	19,046
7.00%, 08/01/2028 to 03/01/2035	248,480	263,115
7.50%, 01/01/2032 to 02/01/2032	97,977	100,890
5.00%, 07/01/2033 to 06/01/2034	83,366	83,109
5.50%, 09/01/2039	271,311	278,778
ARM, 6.01% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.82%), 07/01/2036(d)	2,988	3,034
6.48% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(d)	1,373	1,418
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(d)	5,056	5,204
		754,623
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.09%
7.50%, 02/01/2027 to 08/01/2033	$222,461	$227,735
7.00%, 05/01/2028 to 08/01/2036	443,818	469,333
6.50%, 12/01/2029 to 10/01/2035	303,455	315,787
8.50%, 05/01/2030 to 07/01/2030	26,018	26,632
6.00%, 06/01/2030 to 03/01/2037	635,982	659,585
8.00%, 07/01/2032	23,682	23,747
5.50%, 02/01/2035 to 05/01/2036	95,189	96,570
ARM, 6.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(d)	10,623	10,859
5.95% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(d)	9,164	9,510
6.05% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(d)	3,070	3,150
		1,842,908
Government National Mortgage Association (GNMA)–0.03%
7.00%, 11/15/2026 to 01/20/2030	13,166	13,363
7.50%, 11/15/2026	60	59
8.50%, 07/20/2027	1,276	1,285
6.50%, 07/15/2028 to 02/15/2034	237,916	242,921
IO, 2.81% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(p)	301,680	13,353
2.91% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(p)	386,397	21,422
4.50%, 09/16/2047(p)	1,157,786	205,267
2.46% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(p)	1,276,286	138,817
		636,487
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,980,391)		6,858,511
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.15%
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.76% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	$161,846	$162,160
Series 2023-DNA1, Class M1, STACR®, 5.71% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	675,203	683,038
Series 2025-DNA4, Class A1, STACR®, 4.51% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)	424,062	424,567
Series 2026-DNA2, Class M1, STACR®, 4.81% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(d)	1,859,487	1,860,584
Total Agency Credit Risk Transfer Notes (Cost $3,120,598)		3,130,349
Shares
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(o)(q)	5,215,871	5,215,871
Invesco Treasury Portfolio, Institutional Class, 3.52%(o)(q)	9,686,617	9,686,617
Total Money Market Funds (Cost $14,902,488)		14,902,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.69% (Cost $2,104,244,165)		2,089,116,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.47%
Invesco Private Government Fund, 3.58%(o)(q)(r)	33,012,291	33,012,291
Invesco Private Prime Fund, 3.75%(o)(q)(r)	80,426,264	80,442,349
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,451,943)		113,454,640
TOTAL INVESTMENTS IN SECURITIES–106.16% (Cost $2,217,696,108)		2,202,570,699
OTHER ASSETS LESS LIABILITIES—(6.16)%		(127,715,082)
NET ASSETS–100.00%		$2,074,855,617
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $1,075,650,124, which represented 51.84% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2026.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31,
2026.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco High Yield Systematic Bond ETF	$4,393,386	$311,267	$-	$(17,527)	$-	$4,687,126	$77,234
Invesco Short Duration High Yield ETF	231,171	-	-	(1,537)	-	229,634	3,126
Invesco Short Duration Total Return Bond ETF	14,925,960	451,065	-	(114,643)	-	15,262,382	166,639
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,546,077	64,251,868	(60,582,074)	-	-	5,215,871	38,114
Invesco Treasury Portfolio, Institutional Class	2,871,282	119,324,896	(112,509,561)	-	-	9,686,617	70,532
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,197,513	67,984,747	(66,169,969)	-	-	33,012,291	238,379*
Invesco Private Prime Fund	80,117,365	146,224,528	(145,890,609)	2,697	(11,632)	80,442,349	646,248*
Total	$135,282,754	$398,548,371	$(385,152,213)	$(131,010)	$(11,632)	$148,536,270	$1,240,272

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,057	September-2026	$1,044,586,562	$852,548	$852,548
U.S. Treasury Ultra Bonds	42	September-2026	4,805,063	90,486	90,486
Subtotal—Long Futures Contracts				943,034	943,034
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,236	September-2026	$(239,723,657)	$(797,419)	$(797,419)
U.S. Treasury 10 Year Notes	242	September-2026	(26,578,406)	(168,669)	(168,669)
U.S. Treasury 10 Year Ultra Notes	460	September-2026	(51,555,938)	(496,706)	(496,706)
U.S. Treasury Long Bonds	199	September-2026	(22,331,531)	(375,026)	(375,026)
Subtotal—Short Futures Contracts				(1,837,820)	(1,837,820)
Total Futures Contracts				$(894,786)	$(894,786)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Canadian Imperial Bank of Commerce	CAD	5,000,000	USD	3,679,692	$44,210

Investment Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,295,769,722	$—	$1,295,769,722
Asset-Backed Securities	—	617,863,342	—	617,863,342
U.S. Treasury Securities	—	77,696,681	—	77,696,681
Variable Rate Senior Loan Interests	—	22,890,751	21,057,765	43,948,516
Exchange-Traded Funds	20,179,142	—	—	20,179,142
Preferred Stocks	8,767,308	—	—	8,767,308
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	6,858,511	—	6,858,511
Agency Credit Risk Transfer Notes	—	3,130,349	—	3,130,349
Money Market Funds	14,902,488	113,454,640	—	128,357,128
Total Investments in Securities	43,848,938	2,137,663,996	21,057,765	2,202,570,699
Other Investments - Assets*
Investments Matured	—	49,350	—	49,350
Futures Contracts	943,034	—	—	943,034
Forward Foreign Currency Contracts	—	44,210	—	44,210
	943,034	93,560	—	1,036,594
Other Investments - Liabilities*
Futures Contracts	(1,837,820)	—	—	(1,837,820)
Total Other Investments	(894,786)	93,560	—	(801,226)
Total Investments	$42,954,152	$2,137,757,556	$21,057,765	$2,201,769,473

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Short Term Bond Fund